Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash equivalents	€ 252,550	€ 217,626	€ 25,000
Cash and bank balances	78,732	63,414	165,867
Total cash and cash equivalents	€ 331,282	€ 281,040	€ 190,867	€ 89,897